Quarterly Financial Data	12 Months Ended
Dec. 31, 2010
Quarterly Financial Data

20. Quarterly Financial Data (unaudited)

	2010
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in millions, except per share/unit amounts)
Host Hotels & Resorts, Inc.:
Revenues	$822	$1,112	$1,003	$1,491
Operating profit (loss)	(1)	110	23	91
Income (loss) from continuing operations	(82)	19	(61)	(4)
Income (loss) from discontinued operations	(2)	—	—	(2)
Net income (loss)	(84)	19	(61)	(6)
Net income (loss) attributable to Host Hotels & Resorts, Inc.	(84)	18	(58)	(6)
Net income (loss) available to common stockholders	(86)	12	(58)	(6)
Basic income (loss) per common share:
Continuing operations	(.13)	.02	(.09)	(.01)
Discontinued operations	—	—	—	—
Net income (loss)	(.13)	.02	(.09)	(.01)
Diluted income (loss) per common share:
Continuing operations	(.13)	.02	(.09)	(.01)
Discontinued operations	—	—	—	—
Net income (loss)	(.13)	.02	(.09)	(.01)
Host Hotels & Resorts, L.P.(1):
Net income (loss) attributable to Host Hotels & Resorts, L.P.	(85)	18	(59)	(6)
Net income (loss) available to common unitholders	(87)	12	(59)	(6)
Basic income (loss) per common unit:
Continuing operations	(.14)	.02	(.09)	(.01)
Discontinued operations	—	—	—	—
Net income (loss)	(.14)	.02	(.09)	(.01)
Diluted income (loss) per common unit:
Continuing operations	(.14)	.02	(.09)	(.01)
Discontinued operations	—	—	—	—
Net income (loss)	(.14)	.02	(.09)	(.01)

	2009
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in millions, except per share/unit amounts)
Host Hotels & Resorts, Inc.:
Revenues	$862	$1,049	$901	$1,323
Operating profit (loss)	20	104	(8)	33
Income (loss) from continuing operations	(54)	(11)	(67)	(65)
Income (loss) from discontinued operations	(6)	(58)	9	(6)
Net loss	(60)	(69)	(58)	(71)
Net loss attributable to Host Hotels & Resorts, Inc.	(59)	(68)	(55)	(70)
Net loss available to common stockholders	(61)	(70)	(57)	(73)
Basic income (loss) per common share:
Continuing operations	(.11)	(.02)	(.11)	(.11)
Discontinued operations	(.01)	(.10)	.02	(.01)
Net loss	(.12)	(.12)	(.09)	(.12)
Diluted income (loss) per common share:
Continuing operations	(.11)	(.02)	(.11)	(.11)
Discontinued operations	(.01)	(.10)	.02	(.01)
Net loss	(.12)	(.12)	(.09)	(.12)
Host Hotels & Resorts, L.P.(1):
Net loss attributable to Host Hotels & Resorts, L.P.	(60)	(69)	(56)	(72)
Net loss available to common unitholders	(62)	(71)	(58)	(75)
Basic income (loss) per common unit:
Continuing operations	(.11)	(.02)	(.11)	(.11)
Discontinued operations	(.01)	(.10)	.02	(.01)
Net loss	(.12)	(.12)	(.09)	(.12)
Diluted income (loss) per common unit:
Continuing operations	(.11)	(.02)	(.11)	(.11)
Discontinued operations	(.01)	(.10)	.02	(.01)
Net loss	(.12)	(.12)	(.09)	(.12)

(1)	Other income statement line items not presented for Host L.P. are equal to the amounts presented for Host Inc.

The sum of the basic and diluted earnings per common share and OP units for the four quarters in all years presented differs from the annual earnings per common share and OP units due to the required method of computing the weighted average number of shares and OP units in the respective periods.